DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of disclosure of derivative financial instruments

USDm	2022	2021	2020
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements - fair value through profit and loss	—	0.4	(3.2)
Bunker swaps - fair value through profit and loss	—	0.2	3.7
Bunker swaps - hedge accounting	—	0.1	0.8

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts - hedge accounting	0.4	(1.6)	2.0
Interest rate swaps - hedge accounting	53.7	(2.2)	(23.5)
Fair value of derivatives as of 31 December	54.1	(3.1)	(20.2)

Schedule of disclosure of derivative financial instruments for balance sheet items

	Financial	Financial
USDm	assets	liabilities
2022
Offsetting financial assets and financial liabilities:
Gross amount	54.5	(0.4)
Offsetting amount	—	—
Net amount presented in the statement of financial position	54.5	(0.4)

	Financial	Financial
USDm	assets	liabilities
2021
Offsetting financial assets and financial liabilities:
Gross amount	7.7	(10.8)
Offsetting amount	—	—
Net amount presented in the statement of financial position	7.7	(10.8)

	Financial	Financial
USDm	assets	liabilities
2020
Offsetting financial assets and financial liabilities:
Gross amount	9.9	(30.1)
Offsetting amount	(5.4)	5.4
Net amount presented in the statement of financial position	4.5	(24.7)

Schedule of disclosure of derivative financial instruments with the notional values

	Notional
2022	value	Unit	2023	2024	After 2024
Forward exchange contracts (USD/DKK) ¹⁾	280.3	DKKm	280.3	—	—
Interest rate swaps ²⁾	687.2	USDm	136.9	51.6	498.7

¹⁾    The average hedge of USD/DKK currency was 6.9.

²⁾    The average interest rate was 1.37 p.a. plus margin.

Hedge accounting			Expected maturity
	Notional
2021	value	Unit	2022	2023	After 2023
Forward exchange contracts (USD/DKK) ¹⁾	274.0	DKKm	274.0	—	—
Interest rate swaps ²⁾	768.7	USDm	130.9	136.9	500.9
Bunker swaps ³⁾	9,920.0	MT	9,920.0	—	—

¹⁾    The average hedge of USD/DKK currency was 6.3.

²⁾    The average interest rate was 1.38 p.a. plus margin.

²⁾    The average price of the hedging instruments was USD 642.4.

Hedge accounting			Expected maturity
	Notional
2020	value	Unit	2021	2022	After 2022
Forward exchange contracts (USD/DKK) ¹⁾	231.5	DKKm	231.5	—	—
Interest rate swaps ²⁾	757.5	USDm	318.0	84.0	355.5
Bunker swaps 3)	19,783.0	MT	19,783.0	—	—

¹⁾    The average hedge of USD/DKK currency was 6.4.

²⁾    The average interest rate was 2.11 p.a. plus margin.

²⁾    The average price of the hedging instruments was USD 326.9.

Schedule of realized amounts and fair value adjustments for derivative financial instruments

						Other
						comprehensive
	Income statement					income		Equity
								Hedging
		Port expenses,				Transfer to		reserves
		bunkers and		Operating	Administrative	income	Fair value	as of 31
USDm	Revenue	commissions	Financial items	expenses	expenses	statement	adjustment	December
2022
Forward freight agreements	—	(33.3)	—	—	—	—	—	—
Bunker swaps	—	13.8	—	—	—	(3.3)	3.3	—
Forward exchange contracts	—	—	—	(2.4)	(2.3)	4.6	(2.7)	0.4
Interest rate swaps	—	—	3.2	—	—	0.4	54.3	52.6
Total	—	(19.5)	3.2	(2.4)	(2.3)	1.7	54.9	53.0

2021
Forward freight agreements	—	0.4	—	—	—	—	—	—
Bunker swaps	—	12.0	—	—	—	(2.8)	2.1	0.1
Forward exchange contracts	—	—	—	0.1	0.1	(0.2)	(3.4)	(1.6)
Interest rate swaps	—	—	(10.8)	—	—	11.7	9.8	(2.1)
Total	—	12.4	(10.8)	0.1	0.1	8.7	8.5	(3.6)

2020
Forward freight agreements	1.9	—	—	—	—	—	—	—
Bunker swaps	—	2.9	—	—	—	1.2	(0.1)	0.8
Forward exchange contracts	—	—	—	(0.1)	0.1	—	2.4	2.0
Interest rate swaps	—	—	(5.7)	—	—	5.7	(18.1)	(23.5)
Total	1.9	2.9	(5.7)	(0.1)	0.1	6.9	(15.8)	(20.7)